Annual Total Returns[BarChart] - Thrivent Government Bond Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.21%	4.94%	(2.47%)	6.52%	0.80%	1.49%	2.96%	0.18%	5.86%	7.22%